Acquisition of Spiral Toys LLC - Schedule of Operations of Spirals Toy LLC (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Sales	$ 5,955,968	$ 269,299
Operating Expenses	(3,371,524)	(3,651,689)
Net Loss	$ (2,392,842)	(3,460,207)
Spiral Toys LLC [Member]
Sales		290,480
Operating Expenses		(618,567)
Net Loss		$ (328,087)